Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2022	77.9	14.8	102.9	4.5	200.2
Accumulated Depreciation at January 1, 2022	(5.0)	(3.0)	(11.0)	(3.3)	(22.3)
Net book amount at January 1, 2022	72.9	11.9	91.9	1.2	177.9

Twelve month period ended December 31, 2022
Opening net book amounts	72.9	11.9	91.9	1.2	177.9
Lease modification	(52.4)	1.7	5.1	—	(45.5)
Additions	—	31.7	8.2	3.6	43.4
Disposals	—	(0.1)	(1.3)	(0.2)	(1.6)
Depreciation	(7.1)	(5.2)	(9.0)	(1.7)	(23.0)
Currency Translation	3.4	(2.0)	(0.8)	(0.1)	0.4
Net book value at December 31, 2022	16.8	37.9	94.2	2.8	151.6

Cost at December 31, 2022	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at December 31, 2022	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book amount at December 31, 2022	16.8	37.9	94.2	2.8	151.6

Twelve month period ended December 31, 2023
Opening net book amounts	16.8	37.9	94.2	2.8	151.6
Lease modification	(2.1)	3.3	0.7	—	2.0
Additions	66.0	27.1	8.0	2.3	103.4
Disposals	(0.1)	—	—	(0.3)	(0.4)
Depreciation	(11.8)	(9.2)	(10.0)	(1.9)	(32.9)
Currency Translation	(3.3)	(4.1)	(2.1)	(0.2)	(9.8)
Net book value at December 31, 2023	65.3	55.1	90.8	2.8	214.0

Cost at December 31, 2023	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation at December 31, 2023	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book amount at December 31, 2023	65.3	55.1	90.8	2.8	214.0